Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (22,159)	€ (2,896)	€ (9,855)
Materials	(46,250)	(1,598)	(7,542)
Third-party services	(145,515)	(2,652)	(7,268)
Maintenance and lease	(2,874)	(1,016)	(1,060)
Amortization and depreciation	(21,262)	(5,913)	(2,038)
Other	(135)	(98)	(220)
Total	(238,195)	€ (14,173)	€ (27,983)
Increase in cost of sales	€ 224,022